Income Tax - Schedule of Loss before Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	$ (4,634)	$ (6,255)
Hong Kong [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(1,814)	(681)
Cayman Islands [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(2,784)	(5,574)
Samoa [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(4)
British Virgin Islands [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	$ (32)